Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Principal accounting policies [abstract]
Estimated useful lives of property plant and equipment
Estimated useful lives

Dam	8 - 50 years
Port facilities	20 - 40 years
Buildings	8 - 30 years
Electric utility plant in service	5 - 30 years
Transportation facilities	8 - 27 years
Others	5 - 14 years